UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     February 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $165,675 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106     1611   127960 SH       SOLE                        0   127960        0
AKAMAI TECHNOLOGIES INC        COM              00971T101     2148    62095 SH       SOLE                        0    62095        0
APPLE INC                      COM              037833100    11971    60437 SH       SOLE                        0    60437        0
ARTHROCARE CORP                COM              043136100     5055   105207 SH       SOLE                        0   105207        0
BROADCOM CORP                  CL A             111320107     4487   171661 SH       SOLE                        0   171661        0
CAVIUM NETWORKS INC            COM              14965A101     1412    61355 SH       SOLE                        0    61355        0
CELGENE CORP                   COM              151020104     3761    81389 SH       SOLE                        0    81389        0
CISCO SYS INC                  COM              17275R102     3590   132619 SH       SOLE                        0   132619        0
COACH INC                      COM              189754104     2737    89495 SH       SOLE                        0    89495        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     6883   202799 SH       SOLE                        0   202799        0
CROCS INC                      COM              227046109     4508   122475 SH       SOLE                        0   122475        0
DIGITAL RIV INC                COM              25388B104     1585    47935 SH       SOLE                        0    47935        0
EBAY INC                       COM              278642103     3745   112850 SH       SOLE                        0   112850        0
FIRST SOLAR INC                COM              336433107     6620    24781 SH       SOLE                        0    24781        0
FOSTER WHEELER LTD             SHS NEW          G36535139     6793    87640 SH       SOLE                        0    87640        0
GENENTECH INC                  COM NEW          368710406     5576    83132 SH       SOLE                        0    83132        0
GILEAD SCIENCES INC            COM              375558103     9064   196996 SH       SOLE                        0   196996        0
GOOGLE INC                     CL A             38259P508     6951    10053 SH       SOLE                        0    10053        0
HEALTHWAYS INC                 COM              422245100     6174   105648 SH       SOLE                        0   105648        0
ILLUMINA INC                   COM              452327109     3863    65195 SH       SOLE                        0    65195        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     9699    30028 SH       SOLE                        0    30028        0
LIFECELL CORP                  COM              531927101     6139   142410 SH       SOLE                        0   142410        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     1754   125490 SH       SOLE                        0   125490        0
MEMC ELECTR MATLS INC          COM              552715104     5507    62230 SH       SOLE                        0    62230        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     3309    77005 SH       SOLE                        0    77005        0
MONSTER WORLDWIDE INC          COM              611742107     2706    83528 SH       SOLE                        0    83528        0
NETWORK APPLIANCE INC          COM              64120L104     5443   218065 SH       SOLE                        0   218065        0
QUALCOMM INC                   COM              747525103     3494    88795 SH       SOLE                        0    88795        0
STARBUCKS CORP                 COM              855244109     3852   188158 SH       SOLE                        0   188158        0
SUNPOWER CORP                  COM CL A         867652109     4402    33759 SH       SOLE                        0    33759        0
VENTANA MED SYS INC            COM              92276H106     5213    59760 SH       SOLE                        0    59760        0
VERISIGN INC                   COM              92343E102     4435   117908 SH       SOLE                        0   117908        0
VISTAPRINT LIMITED             SHS              G93762204     5778   134850 SH       SOLE                        0   134850        0
VMWARE INC                     CL A COM         928563402     2477    29150 SH       SOLE                        0    29150        0
ZUMIEZ INC                     COM              989817101     2933   120419 SH       SOLE                        0   120419        0